Other current and non-current liabilities	12 Months Ended
Mar. 31, 2019
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Other current and non-current liabilities
18.	Other current and non-current liabilities

The components of other current and non-current liabilities as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current:
Accrued employees and directors’ bonuses	12,302	10,648
Accrued vacations	6,459	7,123
Contract liabilities	—	5,684
Consumption tax payable	1,386	1,054
Deferred government subsidy income	317	275
Deferred revenue	1,360	—
Other advances received	4,412	816
Others	3,197	3,632

Total	29,433	29,232

Non-current:
Accrued sabbatical vacations	1,705	1,779
Contract liabilities	—	1,650
Deferred government subsidy income	1,589	1,292
Deferred revenue	2,002	—
Others	1,109	354

Total	6,405	5,075

On adopting IFRS 15, the Company has changed the presentation of certain amounts in other current and non-current liabilities as at March 31, 2019. Contract liabilities amounted to 7,334 million yen would have been represented as “Other advances received,” “Current deferred revenue,” “Other current liabilities” and “Non-current deferred revenue” amounted to 3,995 million yen, 1,545 million yen, 144 million yen and 1,650 million yen, respectively.

Deferred revenue as of March 31, 2018 represented software update services sold with the in-car navigation products.